Consolidated statements of financial position - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Non-current assets
Property, plant and equipment	€ 83,054	€ 85,306
Right-of-use assets	50,755	49,013
Intangible assets and goodwill	4,146	3,757
Equity-method investees	44,522	40,089
Other non-current receivables	4,854	3,364
Other non-current assets	1,418	1,891
Deferred tax assets	886	531
Total non-current assets	189,635	183,951
Current assets
Inventories	80,211	63,909
Trade receivables	41,259	33,934
Other current receivables	11,018	9,833
Other current assets	12,309	9,146
Current income tax assets	2,032	1,255
Gains on derivative financial instruments	96	112
Cash and cash equivalents	53,472	48,187
Assets held for sale		5,673
Total current assets	200,397	172,049
TOTAL ASSETS	390,032	356,000
EQUITY
Share capital	54,853	54,853
Reserves	17,449	13,043
Retained earnings	10,033	6,448
EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY	82,335	74,344
Non-controlling interests	1,511	1,020
TOTAL EQUITY	83,846	75,364
Non-current liabilities
Long-term borrowings	13,577	9,302
Long-term lease liabilities	46,592	43,137
Employees’ leaving entitlement	15,588	15,747
Non-current contract liabilities	7,405	8,033
Provisions	10,572	14,274
Deferred income for government grants	12,754	12,458
Deferred tax liabilities	996	1,024
Total non-current liabilities	107,484	103,975
Current liabilities
Bank overdrafts and short-term borrowings	36,147	30,812
Current portion of long-term borrowings	3,862	7,124
Current portion of lease liabilities	10,546	10,456
Trade payables	89,215	74,263
Other payables	31,453	28,269
Current contract liabilities	20,797	16,150
Provisions	2,839	3,745
Other liabilities	412	1,069
Liabilities for current income tax	2,740	1,134
Losses on derivative financial instruments	691	253
Liabilities directly related to assets held for sale		3,386
Total current liabilities	198,702	176,661
TOTAL LIABILITIES	306,186	280,636
TOTAL EQUITY AND LIABILITIES	€ 390,032	€ 356,000